Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000023849 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000023849 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000023849 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000023849 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000023849 | United States Treasury Notes_4.25__BNY-91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000023849 | United States Treasury Notes_4.5__BNY-91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000023849 | LCM 26 Ltd._6.129_Class A2_BNY-50200FAL3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000023849 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000023849 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023849 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023849 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000023849 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000023849 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000023849 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000023849 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000023849 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000023849 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000023849 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000023849 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000023849 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028784 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028784 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028784 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028784 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028784 | United States Treasury Notes_4.25__BNY-91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028784 | United States Treasury Notes_4.5__BNY-91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028784 | LCM 26 Ltd._6.129_Class A2_BNY-50200FAL3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028784 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028784 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028784 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028784 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028784 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028784 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028784 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028784 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028784 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028784 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028784 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028784 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028784 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000028785 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000028785 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028785 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028785 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028785 | United States Treasury Notes_4.25__BNY-91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000028785 | United States Treasury Notes_4.5__BNY-91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000028785 | LCM 26 Ltd._6.129_Class A2_BNY-50200FAL3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028785 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000028785 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028785 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028785 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028785 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000028785 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000028785 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028785 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028785 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000028785 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028785 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028785 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000028785 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000074893 | Voya VACS Series EMHCD Fund___BNY-92919X104
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000074893 | Voya VACS Series SC Fund___BNY-92919X203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074893 | Voya VACS Series HYB Fund___BNY-92913L262
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074893 | Uniform Mortgage-Backed Securities_2.5__BNY-3140XTCD1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074893 | United States Treasury Notes_4.25__BNY-91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000074893 | United States Treasury Notes_4.5__BNY-91282CMC2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074893 | LCM 26 Ltd._6.129_Class A2_BNY-50200FAL3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074893 | Ginnie Mae_5.5__BNY-21H052611
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074893 | Brazil Letras do Tesouro Nacional_15.084__BNY-BNRNRD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074893 | Uniform Mortgage-Backed Securities_2.0__BNY-3140KSTZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074893 | Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000074893 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000074893 | Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074893 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074893 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074893 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000074893 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000074893 | Mutual Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000074893 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000074893 | Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	22.30%